Due from Financial Institutions Measured at Amortized Cost - Summary of Changes in the Allowances for Due from Financial Institutions Losses (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Transfer between stages:
Provision (reversal) of credit losses	₩ 29,183	₩ (2,091)	₩ 8,504
Due from financial institutions measured at amortized cost | 12-month expected credit losses
Disclosure Of Changes In The Allowances For Due From Financial Institutions At Amortized Cost Losses Line Items [line Items]
Beginning	2,743	2,969
Transfer between stages:
Transfer to 12-month expected credit losses	0	0
Transfer to lifetime expected credit losses	0	0
Impairment	0	0
Provision (reversal) of credit losses	(1,724)	(392)
Business Combination	6
Others	(4)	166
Ending	1,021	2,743	2,969
Due from financial institutions measured at amortized cost | Lifetime expected credit losses - Non-impaired
Disclosure Of Changes In The Allowances For Due From Financial Institutions At Amortized Cost Losses Line Items [line Items]
Beginning	0	0
Transfer between stages:
Transfer to 12-month expected credit losses	0	0
Transfer to lifetime expected credit losses	0	0
Impairment	0	0
Provision (reversal) of credit losses	0	0
Business Combination	0
Others	0	0
Ending	0	0	0
Due from financial institutions measured at amortized cost | Lifetime expected credit losses - Impaired
Disclosure Of Changes In The Allowances For Due From Financial Institutions At Amortized Cost Losses Line Items [line Items]
Beginning	0	0
Transfer between stages:
Transfer to 12-month expected credit losses	0	0
Transfer to lifetime expected credit losses	0	0
Impairment	0	0
Provision (reversal) of credit losses	0	0
Business Combination	0
Others	0	0
Ending	₩ 0	₩ 0	₩ 0